Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 4,095	$ 3,847
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(253)	369
Provision for credit losses recognized in income	(7)	(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(11)	(36)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(271)	331
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	1,474	(2,168)
Net foreign currency translation gains (losses) from hedging activities	(507)	792
Reclassification of losses (gains) on foreign currency translation to income	(18)	0
Reclassification of losses (gains) on net investment hedging activities to income	17	0
Foreign currency translation adjustments	966	(1,376)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	98	127
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	31	45
Net change in cash flow hedges	129	172
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	283	781
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	180	(124)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	39	4
Total items that will not be reclassified subsequently to income	502	661
Total other comprehensive income (loss), net of taxes	1,326	(212)
Total comprehensive income (loss)	5,421	3,635
Total comprehensive income attributable to:
Shareholders	5,417	3,637
Non-controlling interests	4	(2)
Total comprehensive income (loss)	5,421	3,635
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(77)	47
Provision for credit losses recognized in income	(1)	0
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(1)	(13)
Unrealized foreign currency translation gains (losses)	0	2
Net foreign currency translation gains (losses) from hedging activities	(170)	266
Reclassification of losses (gains) on net investment hedging activities to income	6	0
Net gains (losses) on derivatives designated as cash flow hedges	34	45
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	11	16
Remeasurements of employee benefit plans	100	277
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	64	(44)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	4	0
Total income tax expenses (recoveries)	$ (30)	$ 596